TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	2023	2024
Trade receivables	16,228	18,257
Allowance for expected credit losses	(5,561)	(6,064)
Net	10,667	12,193
Other receivables	521	867
Allowance for expected credit losses	(240)	(231)
Net	281	636
Total trade and other receivables	10,948	12,829

Schedule of trade receivables by debtor

(i)   Related parties

	2023	2024
State-owned enterprises	1,875	1,935
Indosat	303	738
Government agencies	587	732
PT Indonusa Telemedia ("Indonusa")	386	386
Others (each below Rp100 billion)	443	409
Total	3,594	4,200
Allowance for expected credit losses	(1,237)	(1,195)
Net	2,357	3,005

(ii)  Third parties

	2023	2024
Individual and business subscribers	11,093	12,881
Overseas international carriers	1,541	1,176
Total	12,634	14,057
Allowance for expected credit losses	(4,324)	(4,869)
Net	8,310	9,188

Schedule of trade receivables by age

	2023			2024
		Allowance for	Expected		Allowance for	Expected
		expected credit	credit		expected credit	credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	7,020	386	5.5%	7,319	417	5.7%
Past due up to 3 months	2,758	369	13.4%	3,602	329	9.1%
Past due more than 3 to 6 months	1,215	313	25.8%	1,305	285	21.8%
Past due more than 6 months	5,235	4,493	85.8%	6,031	5,033	83.5%
Total	16,228	5,561		18,257	6,064

Schedule of trade receivable by currency

	2023	2024
Rupiah	13,701	15,775
U.S. Dollar	2,360	2,180
Singapore Dollar	143	273
Others	24	29
Total	16,228	18,257
Allowance for expected credit losses	(5,561)	(6,064)
Net	10,667	12,193

Schedule of movements in allowance for expected credit losses

	2023	2024
Beginning balance	5,623	5,561
Allowance for expected credit losses	513	904
Receivables written-off	(575)	(401)
Ending balance	5,561	6,064